Related Party Transactions (Details) - Schedule of Key Management Personnel for Services - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Officers [Member]
Related Party Transaction [Line Items]
Consulting and Directors’ fees	$ 86,792	$ 98,167	$ 335,066	$ 318,668
Share based compensation	103,977	31,709	251,717	107,089
key management personnel compensation	190,769	129,876	586,783	425,757
Directors [Member]
Related Party Transaction [Line Items]
Consulting and Directors’ fees	58,538	41,022	184,063	121,998
Share based compensation	101,157	28,558	310,069	106,682
key management personnel compensation	$ 159,695	$ 69,580	$ 494,132	$ 228,680